Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

March 31, 2021

Shares or Principal Amounts		Value
Common Stocks– 99.7%
Aerospace & Defense – 0.4%
HEICO Corp	13,714	$1,725,221
L3Harris Technologies Inc	14,645	2,968,249
		4,693,470
Auto Components – 0.4%
Gentex Corp	132,456	4,724,706
Beverages – 0.8%
Monster Beverage Corp*	98,701	8,990,674
Biotechnology – 2.7%
AbbVie Inc	272,474	29,487,136
Building Products – 0.5%
AO Smith Corp	76,299	5,158,575
Capital Markets – 0.9%
MarketAxess Holdings Inc	18,020	8,972,518
Virtu Financial Inc	38,876	1,207,100
		10,179,618
Chemicals – 1.4%
Linde PLC	16,424	4,601,019
RPM International Inc	119,204	10,948,887
		15,549,906
Commercial Services & Supplies – 2.6%
Copart Inc*	191,004	20,744,944
Rollins Inc	237,884	8,187,967
		28,932,911
Diversified Consumer Services – 0.3%
Chegg Inc*	41,458	3,551,292
Diversified Telecommunication Services – 0.3%
Lumen Technologies Inc	221,178	2,952,726
Electric Utilities – 1.7%
Edison International	116,616	6,833,698
Eversource Energy	62,543	5,415,598
NextEra Energy Inc	41,247	3,118,686
PG&E Corp*	242,722	2,842,275
		18,210,257
Entertainment – 2.7%
Activision Blizzard Inc	33,380	3,104,340
Take-Two Interactive Software Inc*	93,856	16,584,355
Zynga Inc*	1,033,720	10,554,281
		30,242,976
Equity Real Estate Investment Trusts (REITs) – 1.8%
CubeSmart	68,184	2,579,401
Equity Commonwealth	178,459	4,961,160
Medical Properties Trust Inc	342,148	7,280,909
SBA Communications Corp	19,157	5,317,025
		20,138,495
Food & Staples Retailing – 5.0%
Costco Wholesale Corp	16,534	5,827,904
Kroger Co	253,640	9,128,504
Walmart Inc	298,738	40,573,595
		55,530,003
Food Products – 7.3%
Campbell Soup Co	300,572	15,109,754
Conagra Brands Inc	301,525	11,337,340
General Mills Inc	94,621	5,802,160
Hain Celestial Group Inc*	122,559	5,343,572
Hormel Foods Corp	141,998	6,784,664
JM Smucker Co	28,662	3,626,603
Kellogg Co	98,000	6,203,400
Kraft Heinz Co	359,264	14,370,560
McCormick & Co Inc/MD	133,649	11,916,145
		80,494,198
Gas Utilities – 0.3%
Atmos Energy Corp	31,229	3,086,987
Health Care Equipment & Supplies – 9.1%
ABIOMED Inc*	18,498	5,895,868
Danaher Corp	22,255	5,009,155
DexCom Inc*	5,703	2,049,601
Edwards Lifesciences Corp*	62,664	5,241,217
Insulet Corp*	52,936	13,812,061

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Equipment & Supplies– (continued)
Integra LifeSciences Holdings Corp*	21,905	$1,513,416
Masimo Corp*	40,180	9,227,739
Medtronic PLC	31,508	3,722,040
ResMed Inc	169,069	32,802,767
Varian Medical Systems Inc*	35,168	6,208,207
West Pharmaceutical Services Inc	50,866	14,333,022
		99,815,093
Health Care Providers & Services – 5.9%
Anthem Inc	8,793	3,156,247
CVS Health Corp	262,885	19,776,839
DaVita Inc*	98,764	10,643,796
Guardant Health Inc*	20,529	3,133,752
Humana Inc	19,456	8,156,928
Premier Inc	167,072	5,655,387
UnitedHealth Group Inc	40,430	15,042,790
		65,565,739
Hotels, Restaurants & Leisure – 2.6%
Domino's Pizza Inc	33,990	12,501,182
Vail Resorts Inc*	54,189	15,804,764
		28,305,946
Household Products – 1.1%
Procter & Gamble Co	87,359	11,831,029
Information Technology Services – 2.4%
Accenture PLC	12,453	3,440,141
Akamai Technologies Inc*	26,275	2,677,423
Amdocs Ltd	38,307	2,687,236
Black Knight Inc*	19,980	1,478,320
Fidelity National Information Services Inc	16,774	2,358,592
Genpact Ltd	51,325	2,197,737
Jack Henry & Associates Inc	13,885	2,106,632
Okta Inc*	42,580	9,385,909
		26,331,990
Insurance – 5.8%
Allstate Corp	27,566	3,167,333
Erie Indemnity Co	16,286	3,597,740
Marsh & McLennan Cos Inc	53,448	6,509,966
Mercury General Corp	14,769	898,103
Progressive Corp	234,239	22,395,591
Willis Towers Watson PLC	120,671	27,619,179
		64,187,912
Interactive Media & Services – 3.8%
Facebook Inc*	17,792	5,240,278
Match Group Inc*	47,371	6,507,828
TripAdvisor Inc*	30,856	1,659,744
Twitter Inc*	450,173	28,644,508
		42,052,358
Internet & Direct Marketing Retail – 2.1%
Amazon.com Inc*	4,430	13,706,774
eBay Inc	158,697	9,718,604
		23,425,378
Life Sciences Tools & Services – 1.6%
QIAGEN NV*	280,216	13,643,717
Repligen Corp*	18,258	3,549,538
		17,193,255
Media – 3.5%
Charter Communications Inc*	8,009	4,941,713
John Wiley & Sons Inc	59,708	3,236,174
Liberty Broadband Corp*	43,872	6,587,381
New York Times Co	259,727	13,147,381
News Corp - Class A	258,492	6,573,452
News Corp - Class B	186,726	4,380,592
		38,866,693
Metals & Mining – 2.2%
Newmont Goldcorp Corp	406,906	24,524,225
Multiline Retail – 1.4%
Target Corp	80,110	15,867,388
Multi-Utilities – 2.5%
Consolidated Edison Inc	141,398	10,576,570
Dominion Energy Inc	110,383	8,384,693
Sempra Energy	25,740	3,412,609
WEC Energy Group Inc	52,464	4,910,106
		27,283,978

Shares or Principal Amounts		Value
Common Stocks– (continued)
Personal Products – 0.1%
Nu Skin Enterprises Inc	15,484	$818,949
Pharmaceuticals – 4.7%
Bristol-Myers Squibb Co	262,853	16,593,910
Horizon Therapeutics PLC*	266,307	24,510,896
Merck & Co Inc	88,402	6,814,910
Nektar Therapeutics*	53,192	1,063,840
Pfizer Inc	70,795	2,564,903
		51,548,459
Professional Services – 1.0%
Booz Allen Hamilton Holding Corp	42,455	3,418,901
CACI International Inc -Class A*	7,622	1,880,043
Leidos Holdings Inc	62,354	6,003,443
		11,302,387
Road & Rail – 0.4%
JB Hunt Transport Services Inc	12,494	2,099,867
Old Dominion Freight Line Inc	8,606	2,068,968
		4,168,835
Semiconductor & Semiconductor Equipment – 2.0%
Broadcom Inc	47,883	22,201,432
Software – 8.2%
Adobe Inc*	34,433	16,368,415
CDK Global Inc	129,141	6,981,362
Citrix Systems Inc	67,828	9,520,338
Five9 Inc*	56,897	8,894,708
Microsoft Corp	114,351	26,960,535
NortonLifeLock Inc	545,244	11,591,887
Nuance Communications Inc*	96,312	4,203,056
Palo Alto Networks Inc*	7,777	2,504,661
VMware Inc*,#	22,146	3,331,866
		90,356,828
Specialty Retail – 0.9%
AutoZone Inc*	3,832	5,381,278
Best Buy Co Inc	20,043	2,301,137
Tractor Supply Co	14,284	2,529,411
		10,211,826
Technology Hardware, Storage & Peripherals – 3.4%
Apple Inc	302,352	36,932,297
Textiles, Apparel & Luxury Goods – 3.2%
Lululemon Athletica Inc*	47,132	14,455,856
NIKE Inc	153,614	20,413,765
		34,869,621
Trading Companies & Distributors – 2.1%
Fastenal Co	469,876	23,625,365
Wireless Telecommunication Services – 0.6%
T-Mobile US Inc*	50,757	6,359,345
Total Common Stocks (cost $1,021,100,265)		1,099,570,258
Investment Companies– 0.3%
Money Markets – 0.3%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº,£((cost $2,894,360)	2,894,070	2,894,360
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	966,946	966,946
Time Deposits – 0%
Royal Bank of Canada, 0.0300%, 4/1/21	$241,737	241,737
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,208,683)		1,208,683
Total Investments (total cost $1,025,203,308) – 100.1%		1,103,673,301
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(1,185,604)
Net Assets – 100%		$1,102,487,697

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,083,230,828	98.2%
Germany	13,643,717	1.2
United Kingdom	4,601,019	0.4
India	2,197,737	0.2

Total	$1,103,673,301	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/21
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	$6,273	$(500)	$-	$2,894,360
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	1,604∆	-	-	966,946
Total Affiliated Investments - 0.4%	$7,877	$(500)	$-	$3,861,306

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 3/31/21
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	6,846,161	158,316,455	(162,267,756)	2,894,360
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	119,616	27,544,529	(26,697,199)	966,946

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2021.

#	Loaned security; a portion of the security is on loan at March 31, 2021.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$1,099,570,258	$-	$-
Investment Companies	-	2,894,360	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,208,683	-
Total Assets	$1,099,570,258	$4,103,043	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70297 05-21